[Stradley Ronon Stevens & Young, LLP Letterhead]

Direct Dial - (215) 564-8521
1933 Act Rule 497(j)
1933 Act File No. 333-155709
1940 Act File No. 811-22255

October 3, 2012

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           EGA Emerging Global Shares Trust (the “Trust”)
File Nos. 333-155709; 811-22255
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 28 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed with the U.S. Securities and Exchange Commission (“SEC”) electronically on August 24, 2012 (Accession No. 0001137439-12-000231) and deemed effective by the SEC on September 28, 2012.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.

Enclosures